CDW Holdings LLC Equity	12 Months Ended
Dec. 31, 2011
CDW Holdings LLC Equity [Abstract]
CDW Holdings LLC Equity
CDW Holdings LLC Equity
The CDW Holdings LLC’s Board of Managers adopted the CDW Holdings LLC 2007 Incentive Equity Plan (the “Plan”) for coworkers, managers, consultants and advisors of the Company and its subsidiaries. The Plan permits a committee designated by the Board of Managers of CDW Holdings LLC (the “Committee”) to grant or sell to any participant Class A Common Units or Class B Common Units of CDW Holdings LLC in such quantity, at such price, on such terms and subject to such conditions that are consistent with the Plan and as established by the Committee. The rights and obligations of CDW Holdings LLC and the holders of its Class A Common Units and Class B Common Units are generally set forth in the CDW Holdings LLC limited liability company agreement, the CDW Holdings LLC unitholders agreement, and the individual Class A Common Unit and Class B Common Unit purchase/grant agreements entered into with the respective unitholders.
On the closing date of the Acquisition (“the Closing Date”), certain eligible management investors purchased 44,028 Class A Common Units and acquired 8,578 Deferred Units. The remaining 2,089,295 Class A Common Units were purchased by the Equity Sponsors and certain other co-investors. The Class A Common Units are not subject to vesting. CDW Holdings LLC and the Equity Sponsors have the right, but not the obligation, to repurchase Class A Common Units from Management Investors in certain circumstances. In addition, certain Management Investors have the right to require CDW Holdings LLC to repurchase limited amounts of Class A Common Units in the event of death or disability.
Deferred Units were acquired on the Closing Date by eligible Management Investors in exchange for foregoing amounts that would have been payable under previously existing compensation plans. On the Closing Date, participants made an election to settle their Deferred Units in three or five years. Earlier settlement would occur in the event of a sale of the Company or termination of employment. Settlement is made through the issuance of CDW Holdings LLC Class A Common Units, Parent Class A Common Shares, or cash.
During the year ended December 31, 2011, there were no Deferred Units that were converted to CDW Holdings LLC Class A Common Units. During the years ended December 31, 2010 and 2009, 3,481.17 and 3,982.22 Deferred Units were converted to CDW Holdings LLC Class A Common Units, respectively.